Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Lease	Supplemental balance sheet information related to operating lease was as follows:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Right-of-use assets	12,237,211	6,414,655	900,075
Less: impairment	(3,244,676)	(2,729,651)	(383,012)
Right-of-use assets	8,992,535	3,685,004	517,063

Operating lease liabilities – current	8,806,671	5,067,633	711,067
Operating lease liabilities – non-current	5,216,622	2,268,683	318,331
Total operating lease liabilities	14,023,293	7,336,316	1,029,398

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for Operating Lease	The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2024 were as follows:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57
Weighted average discount rate	4.2%

Schedule of Operating Lease Expense	A summary of lease expenses recognized in the consolidated statements of operations as of June 30, 2024 and supplemental cash flow information related to operating leases were as follows:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Lease expense
Operating lease expense - third party	10,148,284	2,058,621	288,856
Short-term lease expense	15,056,781	7,615,047	1,068,509
Sublease income (1)	(707,009)	(3,056,058)	(428,812)
Total lease expense	24,498,055	6,617,610	928,553

Other information
Cash paid for operating leases	8,543,549	3,003,868	421,489
Right-of-use assets obtained in exchange for operating new lease liabilities	15,838,886	5,229,722	733,811
* (1)	For the six months ended June 30, 2024, the Group incurred sublease income of RMB 3,056,058 (US$ 428,812), and sublease cost of RMB 2,913,502 (US$ 408,809).

Schedule of Future Minimum Payments	The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2024:
Year	Amounts
	RMB	US$
Remainder of 2024	2,989,195	419,430
2025	2,613,699	366,742
2026	695,993	97,659
2027	535,095	75,082
2028	330,827	46,420
Thereafter	578,078	81,113
Total lease payments	7,742,886	1,086,446
Less: imputed interest	406,570	57,048
Total operating lease liabilities, net of interest	7,336,316	1,029,398